Net (loss) earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Disclosure of detailed information of earnings per share [Table Text Block]
	2021	2020
	$	$

Net (loss) earnings attributable to Osisko Gold Royalties Ltd's shareholders	(23,554)	16,876

Basic weighted average number of common shares outstanding (in thousands)	167,628	162,303
Dilutive effect of share options	-	125
Diluted weighted average number of common shares	167,628	162,428

Net (loss) earnings per share
Basic and diluted	(0.14)	0.10